Shareholder Fees - StrategicAdvisersShortDurationFund-PRO	Jul. 29, 2023 USD ($)
StrategicAdvisersShortDurationFund-PRO | Strategic Advisers Short Duration Fund
Shareholder Fees:
(fees paid directly from your investment)	none